Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Trading securities	[1]		¥ 422,053
Equity securities	[2]	¥ 549,047
Available-for-sale securities			1,015,477
Trading debt securities		1,564
Available-for-sale debt securities		1,264,244
Held-to-maturity debt securities		114,061	113,891
Other securities			178,034
Total		¥ 1,928,916	¥ 1,729,455

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[2]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥324,220 million as of March 31, 2019. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥75,923 million as of March 31, 2019. The amount of investment funds elected for the fair value option included in equity securities was ¥5,811 million as of March 31, 2019.